Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

6.Related party transactions

Based on its current share ownership as of December 31, 2025, Fresenius SE, under the Company’s Articles of Association, has the right to appoint one of the six shareholder representatives to the Company’s Supervisory Board. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. In March 2025, Fresenius SE sold 10,600,000 of the Company’s shares, and in addition issued bonds to investors that are exchangeable for shares of the Company to be delivered by Fresenius SE. In announcing these transactions, Fresenius SE stated that it intends to retain no less than 25% plus one share of the Company’s shares. After giving effect to its sale of 10,600,000 shares, Fresenius SE remains the Company’s largest shareholder and owns 27.8% of the Company’s issued shares at December 31, 2025.

The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, products and leases are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements with certain equity-method investees as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)Service agreements and products

Prior to the Conversion, the Company was party to service agreements with Fresenius SE and certain of its affiliates (collectively, Fresenius SE Companies) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally had a duration of 1 to 5 years and were renegotiated on an as needed basis when the respective agreement expired.

Post-Conversion, the Company is party to service agreements with Fresenius SE Companies to receive services, including, but not limited to: administrative and facility management services, employee benefit administration, information technology and certain treasury services. These related party agreements have generally been entered into for periods, or in some cases transitional periods, from several months up to four years (in some cases subject to change requests or with extension options).

The Company provides administrative services to one of its equity method investees. The Company also sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. The Company has also entered into a limited amount of shared procurement contracts with Fresenius SE Companies for the purchase of products from third parties.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd. Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €226,723 of pharmaceuticals, of which €226,723 is committed at December 31, 2025 for 2026 (€522,091 and €265,666, respectively, at December 31, 2024 for 2025). The terms of these agreements run up to, latest, December 31, 2028. For further information regarding the Company’s interest in associates, including this equity method investment, see note 13.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties
in € K
	2025		2024		2023		December 31, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	75	9,366	241	24,106	136	40,478	173	1,488	83	196
Fresenius SE affiliates	4,106	46,773	1,535	75,465	3,324	87,984	396	649	1,555	3,170
Equity method investees	5,550	43	6,192	18	8,573	154	4,734	—	19,408	—
Total	9,731	56,182	7,968	99,589	12,033	128,616	5,303	2,137	21,046	3,366

Products
Fresenius SE affiliates	68,428	43,706	70,875	22,785	72,500	25,148	27,380	9,624	19,890	7,818
Equity method investees	—	550,641	—	381,383	—	437,288	—	73,228	—	43,544
Total	68,428	594,347	70,875	404,168	72,500	462,436	27,380	82,852	19,890	51,362
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €1,333 and €11,581 at December 31, 2025 and 2024, respectively.

b)Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and, until December 31, 2025, included the Company’s production sites in Schweinfurt and St. Wendel, Germany. The corporate headquarter leases have maturities up to the end of 2029.

Effective December 31, 2025, pursuant to an agreement signed on October 17, 2025, Fresenius Medical Care Deutschland GmbH purchased the Company’s production sites in Schweinfurt and St. Wendel, Germany, which were previously leased from Fresenius SE Companies, for a total transaction cost of €181,373 (including a purchase price paid to Fresenius SE Companies in the amount of €171,642). The Company applied the component approach in accordance with IAS 16, recognizing significant parts of the acquired assets as separate component assets and assigned each component its own useful life and associated depreciation methodology for the transaction.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties
in € K
	2025			2024			2023
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)
Fresenius SE	6,757	230	233	6,591	306	398	7,738	1,148	291
Fresenius SE affiliates	16,496	1,284	—	18,347	1,907	—	17,817	1,438	—
Total	23,253	1,514	233	24,938	2,213	398	25,555	2,586	291
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € K
	December 31, 2025		December 31, 2024
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	17,522	18,102	22,997	24,953
Fresenius SE affiliates	—	—	87,044	87,910
Total	17,522	18,102	110,041	112,863

c)Financing

As of December 31, 2025 and December 31, 2024, the Company had outstanding accounts payable related to a cash pooling program with certain equity-method investees in the amount of €12,962 and €25,316, respectively. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

d)Key management personnel

Due to the Company’s previous legal form of a German partnership limited by shares until the effectiveness of the Conversion, Fresenius Medical Care Management AG (Management AG), the Company’s former general partner (General Partner), held a key management position within the Company. In addition, as key management personnel, members of the management board and supervisory board of Management AG, as well as their close relatives, were considered related parties. Upon effectiveness of the Conversion, the General Partner exited the Company and is no longer entitled to reimbursement of the remuneration of its board members. The members of the Supervisory Board and the Management Board, as key management personnel, as well as their close relatives, are considered related parties of the Company. Also upon effectiveness of the Conversion, the existing service agreements between the General Partner and the members of the management board of Management AG were transferred to FME AG at unchanged conditions. The Company’s unfunded pension plan in Germany also comprises the benefit obligations of former board members of Management AG as well as of active board members which were appointed to the Management Board before January 1, 2019 in the amount of €55,434 and €60,381 as of December 31, 2025 and 2024, respectively. The plan which was funded by insurance contracts comprised the benefit obligations of active board members which were appointed to the Management Board after January 1, 2019 in the amount of €4,137 as of December 31, 2024. This plan was settled in 2025 through an early payment of the entitlements resulting in no remaining benefit obligations as of December 31, 2025. The Company has also entered into service agreements with new members of the Management Board who joined subsequent to the Conversion. The long-term incentive plans of Management AG applying to the former members of the management board of Management AG established before the Conversion were adopted by the Supervisory Board as compensation plans of the Company. Certain members of the Supervisory Board are employed by the Company and receive salary and benefits under their employment arrangements. Such arrangements reflect the nature and requirements of their functions and are consistent with the Company’s general remuneration framework. For further information regarding the Conversion, see note 1.

Prior to the Conversion, the Company’s Articles of Association provided that the General Partner shall be reimbursed for any and all expenses in connection with the management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the management board of Management AG. The aggregate amount reimbursed to the General Partner was €31,361 for its management services during 2023 and included an annual fee of €110 as compensation for assuming liability as general partner. The Company’s Articles of Association set the annual fee at 4% of the amount of the General Partner’s share capital (€3,000 as of the date of the Conversion).

For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 31.